SUPPLEMENT TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Adjustable Rate Fund (the “Fund”)

                Effective immediately, the portfolio management team for the Fund consists of Christopher Y. Kauffman, CFA and Richard Applebach, CFA.

The section of the Fund’s prospectuses entitled "Portfolio Manager(s)" and the section of the Fund’s Statement of Additional Information entitled “Portfolio Managers” are revised accordingly.

II.            Evergreen U.S. Government Fund (the “Fund”)

                Effective immediately, the portfolio management team for the Fund consists of Christopher Y. Kauffman, CFA and Richard Applebach, CFA.

The section of the Fund’s prospectuses entitled "Portfolio Manager(s)" and the section of the Fund’s Statement of Additional Information entitled “Portfolio Managers” are revised accordingly.

November 30, 2009                                                                                                                                               585658 (11/09)